Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other operating expenses [Abstract]
Summary of other operating expenses

Other operating expenses
in EUR million	2024	2023	2022
Regulatory costs	882	1,042	1,250
Audit and non-audit services	43	36	31
IT related expenses	1,048	948	818
Advertising and public relations	441	369	331
External advisory fees	321	299	310
Office expenses	277	289	273
Travel and accommodation expenses	126	125	91
Contributions and subscriptions	133	122	109
Postal charges	39	36	31
Depreciation of property and equipment	457	461	485
Amortisation of intangible assets	216	213	226
(Reversals of) impairments of property and equipment	18	32	19
(Reversals of) impairments of intangible assets	13	6	60
Addition to / (unused amounts reversed of) provision for reorganisations	142	173	170
Addition to / (unused amounts reversed of) other provisions	76	70	117
Other	704	617	726
	4,937	4,839	5,047